Other Non-Current Liabilities (Details) - Schedule of Other Non-Current Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Non-Current Liabilities [Abstract]
Deposits received – non-current	$ 16,730	$ 17,275